CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash	$ 10,930	$ 50,833	$ 19,747	$ 11,854	$ 8,208
Revenue receivable	65,702	72,287		47,298
Advances to operators	19,855	8,908		37,817
Prepaid costs and other	2,239	4,203		676
Derivative assets - commodity derivatives	16,608	10,089		434
Total current assets	115,334	146,320		98,079
Property and equipment:
Oil and gas properties, successful efforts method	1,154,886	1,028,662		727,547
Accumulated depletion	(417,442)	(383,673)		(278,773)
Total property and equipment, net	737,444	644,989		448,774
Long-term assets:
Other long-term assets	3,305	3,468		362
Total long-term assets	3,305	3,468		393
Total assets	856,083	794,777		547,246
Current liabilities:
Accrued expenses	69,601	62,180		10,321
Other liabilities	2,350	1,523		13
Derivative liabilities - commodity derivatives	13	431		7,263
Total current liabilities	71,964	64,134		67,597
Long-term liabilities:
Long-term debt	25,000			1,100
Derivative liabilities - commodity derivatives				657
Derivative liabilities - common stock warrants	6,624	11,902
Asset retirement obligations	5,916	4,745		2,962
Deferred tax liability	101,522	91,592
Total long-term liabilities	139,062	108,239		4,719
Total liabilities	211,026	172,373		72,316
Stockholders' Equity:
Common stock, $0.0001 par value, 431,000,000 shares authorized, 133,477,494 and 133,294,897 issued at March 31, 2023 and December 31, 2022, respectively	13	13
Additional paid-in capital	592,578	590,232
Retained earnings	54,496	32,388
Treasury stock, at cost, 311,133 and 25,920 shares at March 31, 2023 and December 31, 2022, respectively	(2,030)	(229)
Total stockholders' equity	645,057	622,404	$ 507,374	474,930	$ 370,556	$ 324,369
Total liabilities and stockholders' equity	$ 856,083	$ 794,777		$ 547,246